Collaborative Arrangements	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Collaborative Arrangements
8.
Collaborative Arrangements

In August 2017, the Company entered into a collaborative arrangement for the research, development and commercialization of our non-GMO RS durum wheat trait in North America. This collaborative arrangement was a contractual agreement with Corteva and involved a joint operating activity where both Arcadia and Corteva were active participants in the activities of the collaboration. Arcadia and Corteva participated in the research and development, and Arcadia had the primary responsibility for the intellectual property strategy while Corteva generally led the marketing and commercialization efforts. Both parties were exposed to significant risks and rewards of the collaboration and the agreement included both cost sharing and profit sharing. The activities were performed with no guarantee of either technological or commercial success.

The Company accounted for research and development (“R&D”) costs in accordance ASC 730, Research and Development, which states R&D costs must be charged to expense as incurred. Accordingly, internal R&D costs are expensed as incurred. Third-party R&D costs are expensed when the contracted work has been performed or as milestone results are achieved.

On May 14, 2024, the Company sold its RS durum wheat trait to Corteva. Under the terms of the agreement, Arcadia retained certain rights to use the RS durum wheat trait. The Company received $4.0 million in cash payment from Corteva during the nine months ended September 30, 2024 and recorded a gain of the same amount as the trait had no carrying value on the condensed consolidated statement of operations and comprehensive loss related to the transaction.

Note 9. Collaborative Arrangements

In August 2017, the Company entered into a collaborative arrangement for the research, development and commercialization of an improved wheat quality trait in North America. This collaborative arrangement is a contractual agreement with Corteva AgriScience (“Corteva”) and involves a joint operating activity where both Arcadia and Corteva are active participants in the activities of the collaboration. Arcadia and Corteva participate in the research and development, and Arcadia has the primary responsibility for the intellectual property strategy while Corteva will generally lead the marketing and commercialization efforts. Both parties are exposed to significant risks and rewards of the collaboration and the agreement includes both cost sharing and profit sharing. The activities are performed with no guarantee of either technological or commercial success.

The Company accounts for research and development (“R&D”) costs in accordance ASC 730, Research and Development, which states R&D costs must be charged to expense as incurred. Accordingly, internal R&D costs are expensed as incurred. Third-party R&D costs are expensed when the contracted work has been performed or as milestone results are achieved.